Interest in Joint Operation - Summary of Share of Joint Operation and Includes Inter-company Transactions and Balances (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2018 AUD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	[1]
Non-current assets
Property, plant and equipment	$ 4,657.1		$ 4,259.2	[1]		$ 4,892.9
Current assets	1,069.9		726.5	[1]		959.1
Cash and cash equivalents	515.0		219.7	[1]		393.8	$ 393.8	[1]	$ 471.0
Inventories	417.8		368.2	[1]		393.5
Prepayments	42.5		43.3	[1]
Total assets	6,561.3		5,909.7	[1]		6,504.8	6,504.8
Total equity
Retained earnings	1,190.0		1,073.9	[1]		1,471.1
Non-current liabilities	2,284.8		2,670.9	[1]		2,363.1
Deferred taxation	433.6		454.9	[1]		453.9
Long-term incentive plan	11.5		2.1	[1]		0.0
Current liabilities	1,367.8		531.9	[1]		738.7
Trade and other payables	594.4		417.5	[1]		463.1	$ 463.1
Current portion of lease liability	287.7		80.1	[1]		0.0
Total equity and liabilities	6,561.3		5,909.7	[1]		$ 6,504.8
Joint operations [member]
Non-current assets
Property, plant and equipment	623.0	$ 887.6	554.6		$ 788.6
Current assets	27.5	39.3	11.7		16.5
Cash and cash equivalents	6.5	9.3	2.1		3.0
Inventories	18.3	26.1	0.8		1.1
Prepayments	0.0	0.0	6.4		9.1
Other receivables	2.7	3.9	2.4		3.3
Total assets	650.5	926.9	566.3		805.1
Total equity
Retained earnings	(0.6)	(0.8)	(4.7)		(6.7)
Non-current liabilities	147.3	209.9	119.7		170.3
Deferred taxation	50.2	71.6	30.5		43.3
Lease liabilities	79.4	113.1	76.5		108.8
Environmental rehabilitation costs	17.6	25.1	12.7		18.2
Long-term incentive plan	0.1	0.1	0.0		0.0
Current liabilities	503.8	717.8	451.3		641.5
Related entity loans payable	480.4	684.5	439.0		624.1
Trade and other payables	17.5	24.9	7.7		10.9
Current portion of lease liability	5.9	8.4	4.6		6.5
Total equity and liabilities	$ 650.5	$ 926.9	$ 566.3		$ 805.1

[1]	Refer note 42.